May 25, 2019
Statutory Prospectus Supplement dated July 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Fund listed below:

Invesco Oppenheimer Short Term Municipal Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

Effective September 3, 2019:

The following information replaces in its entirety the two paragraphs appearing under the heading “Fund Summary – Fees and Expenses of the Fund” and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund – Shareholder Fees” in the summary prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.

Shareholder Fees (fees paid directly from your investment)	Class:	A	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	1.00%	None”

The footnote number one appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Annual Fund Operating Expenses” is deleted.

The following information replaces in its entirety the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund – Example” in the summary prospectus:

“Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$87	$271	$471	$1,049
Class C	$263	$505	$871	$1,900
Class Y	$61	$192	$335	$750

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$87	$271	$471	$1,049
Class C	$163	$505	$871	$1,900
Class Y	$61	$192	$335	$750”